INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Total current income tax expense	$ (267,733)	$ (150,636)	$ (62,370)
Total deferred tax benefit (expense)	40,968	181,628	16,723
Total tax benefit (expense)	226,765	(30,992)	45,647
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(35,442)	(28,071)	(27,931)
Total deferred tax benefit (expense)	19,940	94,228	7,794
Country of domicile [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(232,291)	(122,565)	(34,439)
Total deferred tax benefit (expense)	$ 21,028	$ 87,400	$ 8,929